111 Congress Avenue, Suite 1700 Austin, Texas 78701 512.320.9200 Phone 512.320.9292 Fax andrewskurth.com

May 6, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington D.C. 20549-4561

Mail Stop 4561

RE:	Mavenir Systems, Inc.

Registration Statement on Form S-1

First Submitted Confidentially on December 20, 2012

Second Confidential Submission of February 6, 2013

Third Confidential Submission of February 8, 2013

Fourth Confidential Submission of April 10, 2013

CIK No. 1361470, File No. 377-00074

Ladies and Gentlemen:

We are submitting this letter on behalf of our client, Mavenir Systems, Inc. (the “Company”), in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated April 24, 2013 (the “Staff Letter”) relating to the above-referenced submissions (the “Previous Submissions”). The Company is concurrently submitting an amended draft registration statement on Form S-1 (“Confidential Submission No. 5” and, the Previous Submissions as so amended by Confidential Submission No. 5, the “Registration Statement”).

In this letter, we have reproduced the comments from the Staff Letter in italicized, bold type and followed each comment with the Company’s response. Except as otherwise specifically indicated, page references in our responses correspond to the pages of Confidential Submission No. 5.

Risk Factors

“Our revenue growth will be limited if mobile service providers choose…,” page 14

1.	Please quantify the “relatively small” number of mobile service providers and the number of these providers that are currently your customers. Discuss the related risks. See Item 503(c) of Regulation S-K.

Austin    Beijing    Dallas    Houston    London     New York    Research Triangle Park    The Woodlands    Washington, DC

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

May 6, 2013

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages 14 and 15.

“Our future license, maintenance and support revenue is dependent…,” page 15

2.	On pages 83 and 84, you state that you plan to focus on expanded sales to existing customers to grow your business. Please clarify this, and discuss the associated risks. See Item 503(c) of Regulation S-K.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 15.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Results of Operations — Summary

Comparison For the Years Ended December 31, 2011 and 2012

Revenue, page 52

3.	Please include a more detailed discussion of the extent that expansion of existing customer relationships, additional sales opportunities generated by product launches, and ownership of Airwide Solutions for a full year, individually contributed to the 49% increase in revenue from fiscal 2011 to fiscal 2012. See Item 303(a) of Regulation S-K.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 53.

Critical Accounting Policies and Significant Judgments and Estimates

Stock-Based Compensation

Determination of the Fair Value of Common Stock on Grant or Modification Dates, page 64

4.	We have reviewed the disclosure added in response to prior comments 6 and 7. Please note that we may have further comments with regards to your stock valuation analysis once the IPO price has been determined.

Response: The Company acknowledges the Staff’s comment.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

May 6, 2013

Executive Compensation

Cash Awards under the 2012 Executive Bonus Plan, page 109

5.	Please provide a more detailed discussion of the individual management objectives for Messrs. Kohli and Hungle, and how your Board of Directors determined to award each of them a full payout with respect to that portion of their respective incentive payments.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 110.

Cash Awards under the 2012 Sales Commission Plan, page 110

6.	Please discuss how your Board of Directors determined the additional amounts awarded to Mr. Jalalizadeh for new accounts and channel development objectives. In addition, disclose whether he received a proportional upward adjustment for bookings in excess of $30 million.

Response: The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 111.

Please refer any questions to the undersigned at (512) 320-9229.

Respectfully submitted,

Andrews Kurth LLP

/s/ Alan Bickerstaff
Alan Bickerstaff